AVAILABLE-FOR-SALE INVESTMENTS	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE INVESTMENTS
AVAILABLE-FOR-SALE INVESTMENTS

10.                   AVAILABLE-FOR-SALE INVESTMENTS

	December 31
	2011	2012
	RMB’000	RMB’000	US$’000

Investment in a mutual fund (a)	97,564	80,576	12,934
Investment in Series A preferred shares of an unlisted company (b)	1,716	1,716	275

	99,280	82,292	13,209

(a) On April 4, 2011, the Company purchased 9,790.59 units of a mutual fund for RMB97,931,000.

The Company has accounted for the investment in the mutual fund as an available-for-sale investment, where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as a net amount in as other comprehensive income in the consolidated statements of comprehensive income (loss) until realized. As of December 31, 2011, the fair value of this investment was RMB97,564,000, as derived from level one observable inputs, with the change in fair value of RMB367,000 recorded in other comprehensive income.

In 2012, the Company disposed 1,838.04 unit with a consideration of RMB18,582,000 (US$2,983,000) and reclassified the accumulated unrealized gains recorded in accumulated other comprehensive income of RMB224,000 (US$35,954) to other income in the consolidated statements of comprehensive income (loss) on the date of disposal. The fair value of the remaining investment was RMB80,576,600 (US$12,933,000) as of December 31, 2012, as derived from level one observable inputs, with the change of fair value of RMB1,594,000 (US$255,855) recorded in other comprehensive income.

There was no impairment indicators noted associated with this investment as of December 31, 2011 and 2012.

(b) On April 28, 2011, the Company entered into an agreement with an unlisted company in the PRC to purchase 970,591 Series A Preferred Shares for RMB1,259,000 (US$200,000). The Company has the right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price.

The Company has accounted for the investment in the Series A Preferred Shares as an available-for-sale investment where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as other comprehensive income in the consolidated statements of comprehensive income (loss) until realized. As of December 31, 2011 and 2012, the fair value of the investment in the unlisted company was RMB1,716,000 and RMB1,716,000 (US$275,000) with the change of fair value of RMB457,000 and nil, respectively, recorded in other comprehensive income. There were no indicators of impairment noted associated with this investment as of December 31, 2011 and 2012.